Fair value disclosures	6 Months Ended
Jun. 30, 2012
Fair value disclosures (Abstract)
Fair value disclosures
14.           Fair value disclosures:

The Company trades in the freight derivatives and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that are highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying unaudited interim condensed consolidated statements of operations. For the six month periods ended June 30, 2011 and 2012 nil gain or loss was recognized on bunker derivatives. For the six month periods ended June 30, 2011 and 2012  gain on freight derivatives contracts is analyzed as follows:

	2011	2012

Freight	$21	$64
Derivatives
	$21	$64

As of December 31, 2011 fair value of derivative instruments liability was $82. As of June 30, 2012 no fair value measurements for assets or liabilities were recognized in the Company's unaudited interim condensed consolidated financial statements.